Operating segments	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating segments

20. Operating segments

The Company conducts its business as a single operating segment, being the investment in royalty and mineral stream interests. Except for royalties on gold projects located in the USA, Brazil, Mexico, Colombia, Peru and Turkey, substantially all of the Company's assets and liabilities are held in Canada.

	December 31, 2023	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Non-current assets by geographical region as of:
Canada	447,519	453,801	453,917	67,271
USA	199,441	217,073	217,740	198,927
Brazil	31,390	—	—	—
Mexico	7,098	—	—	—
Total	685,448	670,874	671,657	266,198